BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Of Financial Statements [Abstract]
Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these financial statements	Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these consolidated financial statements
The consolidated financial statements of the Group as of December 31, 2023 and 2022 and for the fiscal years ended December 31, 2023, 2022 and 2021 have been prepared and presented in accordance with the IFRS as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate the consolidated financial statements in constant currency, as established by the International Accounting Standard 29 (IAS 29).
For comparative purposes, these consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2022 and 2021, which are an integral part of the above-mentioned consolidated financial statements and are presented in order for them to be solely interpreted in accordance with the figures and other information for this current fiscal year. These figures have been restated in the current fiscal year’s end-of-period currency in the manner described in the following section in order to allow comparability.
These consolidated financial statements were approved by the Board of Directors on April 29, 2024, the date when they were available for issuance.
Financial information presented in constant currency	Financial information presented in constant currency
The consolidated financial statements as of December 31, 2023, and the corresponding figures for prior fiscal years have been restated to consider changes in the general purchasing power of the Group’s functional currency (the Argentine Peso) in accordance with the provisions included in IAS 29. As a result, the consolidated financial statements are stated in constant currency as at the end of the current fiscal year.
According to IAS 29, the restatement of the financial statements is necessary when the functional currency of an entity is that of a hyperinflationary economy. IAS 29 provides certain guidelines for illustrative purposes to define a situation in which hyperinflation is deemed to arise, including (i) analysis of general population behavior, prices, interest rate, and salaries in the face of changes in price indexes and the loss of the currency purchasing power and (ii) as a quantitative feature, which is the condition more frequently considered in practice, the existence of a cumulative three-year inflation rate that approximates or exceeds 100%.
In order to assess the above-mentioned quantitative condition and also to restate financial statements, the series of indices to be used in the application of IAS 29 is determined by FACPCE. These series combines the Consumer Price Index (CPI) at the national level and as published by Instituto Nacional de Estadística y Censos (Official Statistics Bureau, “INDEC” as per the initials in Spanish) as from January 2017 (baseline month: December 2016) with the Wholesale Domestic Price Index (IPIM, for its acronym in Spanish) as published by INDEC until that date, computing for the months of November and December 2015, for which INDEC has no information with respect to changes in the IPIM, the variation in the CPI of the City of Buenos Aires.
Taking such index into account, inflation was 211.40%, 94.79% and 50.94% in the years ended December 31, 2023, 2022 and 2021, respectively, and more than 100% accumulated in three years during each of the years presented was reached.
Below is a summary of the methods of applying IAS 29.
Restatement of the statement of financial position:
(i) Monetary items (those with a fixed nominal value in local currency) are not restated because they are already stated at the current unit of measurement as of the end of the reporting period. In an inflationary period, holding monetary assets causes losses in the purchasing power and holding monetary liabilities generates gains in the purchasing power, provided that such items are not subject to an adjustment mechanism that may otherwise offset these effects. Monetary gains or losses are included in the statement of profit or loss and other comprehensive income for every fiscal year.
(ii) The assets and liabilities that are subject to changes based on specific agreements are adjusted on the basis of such agreements.
(iii) Non-monetary assets and liabilities measured at fair values as of the balance sheet date are not inflation-restated for presentation purposes in the statement of financial position, however, their restated amounts are used to measure the gains or losses caused by holdings of such non-monetary items. For the fiscal years ended December 31, 2023, 2022 and 2021, the Group did not have non-monetary items measured at fair value.
(iv) Non-monetary items measured at historical cost or at the current value of a date prior to the end of the reporting fiscal year are restated by coefficients that reflect the variations in the general price level since the date of acquisition or revaluation through the end of the reporting period. Subsequently, the restated amounts of such assets are compared to the corresponding recoverable values at the end of the reporting period. The amounts charged to against the statement of profit or loss and other comprehensive income due to depreciation of property, plant and equipment and amortization of intangible assets, as well as any other consumption of non-monetary assets shall be determined based on the restated amounts. As of December 31, 2023, 2022 and 2021, the items subject to this restatement process have been those included in inventories, other receivables, property, plant and equipment, right of use assets, goodwill, and non-current investments.
(v) When borrowing costs are capitalized in non-monetary assets pursuant to IAS 23, the components of those costs compensating the creditor for the effects of inflation are not capitalized.
(vi) The restatement of non-monetary assets in terms of current units of measurement as of the end of the year with no equivalent adjustment for tax purposes gives rise to a taxable temporary difference and the recognition of deferred tax liabilities against to profit or loss for the year. In those cases where there is a revaluation of the non-monetary assets in addition to the restatement, the deferred tax recognized on the restatement is accounted for as profit or loss for the year, and the effect of deferred taxes on the revaluation (excess of the revalued amount over the restated amount) is recognized in other comprehensive income. The Group has no revaluated assets.
Restatement of the statement of profit or loss and other comprehensive income:
(i) Expenses and revenues are restated as from the date they are accrued, except for those profit or loss items related to the consumption of assets measured in purchasing power currency of a date previous to the recording of such consumption which are restated based on the inception date of the asset to which the items are related (such as depreciation, impairment, and other use of assets valued at historical cost); and except also for any profit or loss arising from comparing two measurements expressed in a currency with a purchasing power from different dates, for which it is necessary to identify the amounts compared, their separate restatement and their comparison based on the new restated amounts.
(ii) Net profit or loss on exposure of monetary assets and liabilities to inflation is reported in a separate item of profit and loss , which reflects profit or loss on the exposure to changes in the purchasing power of the currency (“RECPAM” for the Spanish initials of "Resultado por el Cambio en el Poder Adquisitivo de la Moneda").
Restatement of the statement of changes in shareholders’ equity:
All equity components' beginning balances are restated by applying the general price index from the beginning of the fiscal year, and the movements of each such components during the year are restated as from the date of the contribution or initial recognition. Capital stock is presented at nominal values and its corresponding restatement adjustment is presented in the "capital adjustment” account. Other comprehensive income resulting after the transition date of the implementation of IAS 29 is recorded net of the inflation effect.
Restatement of the statement of cash flows:
IAS 29 requires that all entries in this statement should be restated in terms of the unit of measurement that is current at the end of the reporting period. The monetary gain or loss generated from cash and cash equivalents is presented in the statement of cash flows separately from the cash flows from operating, investing and financing activities, as a specific item for the reconciliation between cash and cash equivalents at the beginning and at the end of the fiscal year.

Applicable accounting standards
2.3. Applicable accounting standards
The consolidated financial statements have been prepared on a historical cost basis, which has been restated at year-end currency in the case of non-monetary items, except for the revaluation of certain financial assets, which are measured at the fair value at the closing date of each fiscal year. In general, historical cost is based on the fair value of the consideration given in exchange for the assets.
Fair value is the price that the Group would receive to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date, irrespective of whether such price is directly observable or estimated using another valuation technique. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
Fair value is determined on the basis previously mentioned, except for share-based payment transactions that are within the scope of IFRS 2, lease transactions, within the scope of IFRS 16 and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 quoted (unadjusted) prices in active markets for identical assets and liabilities to which the entity has access as at the measurement date;
•Level 2 valuation techniques for which the lowest level input that is significant to their value measurement is directly or indirectly observable; and
•Level 3 valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
Classification as current and non-current:
The Group classifies assets and liabilities in the consolidated statement of financial position as current and non-current.
An asset is classified as current when the Group:
a)expects to realize the asset or intends to sell or consume it during its normal operating cycle;
b)holds the asset primarily for the purpose of trading;
c)expects to realize the asset within twelve months after the end of the reporting period; or
d)the asset is cash or cash equivalent unless it is restricted and cannot be exchanged or used to settle a liability for at least twelve months after the end of the reporting period.
All other assets are classified as non-current.
A liability is classified as current when the Group:
a)expects to settle the liability during its normal operating cycle;
b)holds the liability primarily for the purpose of trading;
c)the liability is due to be settled within twelve months after the end of the reporting period; or
d)fails to have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
All the other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities in all cases.
Year-end date:
The fiscal year of the Group starts on January 1° and ends on December 31 each year.
Currency:
The consolidated financial statements are presented in thousands of Argentine Pesos ($), the currency of legal tender in the Argentine Republic, and which is the functional currency of the Group. Amounts are rounded without decimals.
Use of estimates:
The preparation of consolidated financial statements requires the Group’s management to make judgements, estimates and assumptions that affect the amount of recorded assets and liabilities and the contingent assets and liabilities disclosed as of the reporting date, as well as the revenues and expenses recognized during each year. Future profit or loss may differ from the estimates and assessments made as of the date of preparation of these consolidated financial statements.
The description of estimates and significant accounting judgments made by the Group’s Board in the application of accounting policies as well as the areas with greater degree of complexity requiring further judgment, are disclosed in Note 4.
The Group´s material accounting policies are described below.

Standards and interpretations issued but not yet effective
2.4. Standards and interpretations issued but not yet effective

The following is a detail of standards and interpretations that are issued but not yet effective up to the date of issuance of the Group’s consolidated financial statements. The Group intends to adopt these standards, if applicable, when they become effective, but in no case will they be adopted earlier.
•IAS 1 Classification of Liabilities as Current or Non-Current
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” to specify the requirements for the classification of liabilities as current or non-current. The amendments clarify: (i) what is meant by a right to defer settlement; (ii) that a right to defer must exist at the end of the reporting period; (iii) that classification is unaffected by the likelihood that an entity will exercise its deferral right; and (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification. The amendments shall be effective for fiscal years beginning on or after January 1, 2024 and shall be applied retroactively. These amendments are not expected to have an impact on the Group´s consolidated financial statements.
•Lease Liability in a Sale and Leaseback – Amendments to IFRS 16
The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
The amendments are effective for fiscal years beginning as from January 1, 2024. The amendments are not expected to have an impact on the Group's consolidated financial statements.

•Disclosures: Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
In May 2023, the Board issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures. The amendments specify disclosure requirements to enhance the current requirements, which are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments clarify the characteristics of supplier finance arrangements. In these arrangements, one or more finance providers pay amounts an entity owes to its suppliers. The entity agrees to settle those amounts with the finance providers according to the terms and conditions of the arrangements, either at the same date or at a later date than that on which the finance providers pay the entity’s suppliers.
The amendments require an entity to provide information about the impact of supplier finance arrangements on liabilities and cash flows, including terms and conditions of those arrangements, quantitative information on liabilities related to those arrangements as at the beginning and end of the reporting period.
Considering the Group's business practice in recent years, no impacts are expected in relation to this modification. This modification is effective for financial statement presentation periods beginning on or after January 1, 2024.

•Lack of exchangeability – Amendments to IAS 21
In August 2023, the Board issued Lack of Exchangeability (Amendments to IAS 21). The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments refer to:
–A currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations; a currency is not interchangeable with another currency if an entity can only obtain an insignificant amount of the other currency.
–If a currency is not exchangeable into another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments note that an entity can use an observable exchange rate without adjustment or another estimation technique.
–When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, it discloses information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2025. Early adoption is permitted but will need to be disclosed.

•Enhancement and standardization of climate-related disclosures for investors
On March 6 2024, the SEC issued the final rules on the enhancement and standardization of climate-related disclosures for investors. This rules mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Group is currently assessing the impact of this rules that may imply the need of additional disclosure to investors.

Even though as of April 4, 2024 the SEC voluntarily stayed this rules pending completion of the Eighth Circuit Court of Appeal’s review, the SEC will “continue vigorously defending” the rules in court. If the court upholds the rules, it could lead to their prompt adoption once the stay is lifted.

•IFRS 18 Presentation and Disclosure in Financial Statements
IFRS 18 was issued on 9 April 2024 and becomes effective for reporting periods beginning on or after 1 January 2027. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, there are consequential amendments to other accounting standards.
Adoption of improvements or new standards
The Group has adopted all the improvements and new standards and interpretations issued by the IASB that are relevant to its operations and that are effective for the fiscal year ended December 31, 2023. As from January 1, 2023, these are the new standards or improvements that become effective:

•IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. This rule is not applicable to the Group.

•Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2

The amendments require entities to disclose their “material accounting policy information”, instead of “significant accounting policies”. The amendments provide guidance and examples to help entities to identify when an accounting policy is material. The Group made the modifications required by the standard, which did not have a material impact on the disclosures of the Group's accounting policies, and did not affect the measurement, recognition or presentation criteria in the Group's financial statements.

•IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors

The amendments clarify the distinction between changes in accounting estimates, changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments clarify that a change in the accounting estimate resulting from new information or new developments is not the correction of an error. The amendments had no impact on the Group’s consolidated financial statements.

•Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences at that moment. The amendments had no impact on the Group’s consolidated financial statements.

•International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules (inclusive framework about anti base erosion and profit shifting) and include:

(a) A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
(b) Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception (the use of which is required to be disclosed) applies immediately.

Although the BEPS rules are global, the rules would be implemented through legislation enacted in jurisdictions that adopt them. The BEPS rules have not been enacted or substantially enacted in jurisdictions in which the Group operates and/or in those jurisdictions in which its controlling entities operate.
The Group continues monitoring the legislation, including the effective date, any transitional exemption, if applicable, and any other important requirements. The Group will continue the evaluation of the potential exposure to Pillar Two income taxes and its implementation based on the most recent information available at all times, although it understands that it will not have effects on its financial statements on the basis that the rate of income tax that is applicable is higher than the minimum rate of 15% considered by the BEPS rules.

The above mentioned amendments did not have an impact on the Group's consolidated financial statements.

Basis of consolidation
2.5. Basis of consolidation
These consolidated financial statements include the financial statements of the Company and the companies controlled by the Group. The Group controls an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Group will re-assess whether or not it controls an investee when facts and circumstances indicate changes in one or more of the control elements listed in the preceding paragraph.
Generally, there is a presumption that the majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all the relevant facts and circumstances in assessing whether it has power over the investee, including:
•The Group’s voting right ownership percentage vis-à-vis the size and dispersion of the percentages held by other shareholders voting rights and potential voting rights;
•Potential voting rights held by the Group, other shareholders or other parties;
•Rights arising from contractual arrangements; and
•Any and all additional events or circumstances that indicate that the Group has, or fails to have, the current ability to direct the relevant activities of the investee when decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Specifically, the revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income since the date on which the Group obtains control until the date on which the Group ceases to control the subsidiary.
Profits or losses of each component of other comprehensive income are attributed to the Group´s owners and to the non-controlling interests. The total comprehensive income of the subsidiaries is attributed to the Group’s owners and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.
All intra-group assets, liabilities, equity, income, expenses and cash flows related to transactions between members of the Group are eliminated in full upon consolidation.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2023	December 31, 2022	December 31, 2021
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
(1)Directly controlled by Cofesur S.A.U.
Below is a summary of the financial information for Ferrosur Roca S.A., a subsidiary in which shareholders outside the Group have a material non-controlling interest.

	2023	2022
Current assets	6,432,521	6,633,042
Non-current assets	6,018,546	8,015,053
Current liabilities	7,373,666	10,281,947
Non-current liabilities	2,317,828	1,332,845
Shareholders’ equity attributable to owners of the parent company	2,207,659	2,426,642
Non-controlling interest	551,915	606,661

	2023	2022	2021
Revenues	33,265,474	36,384,432	36,273,669
Financial results, net	(1,042,507)	712,145	(351,779)
Depreciation	(2,764,791)	(8,396,827)	(6,894,662)
Income tax	(552,976)	1,452,029	(76,837)
Net losses for the year	(4,745,191)	(5,298,385)	(7,330,754)

	2023	2022	2021
Net cash generated by (used in) operating activities	(1,983,303)	(280,281)	2,865,822
Net cash generated by (used in) investing activities	3,329,828	(2,814,803)	(3,576,068)
Net cash generated by (used in) financing activities	(1,213,679)	3,392,253	556,037
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(228,460)	(175,373)	(115,395)

Revenue recognition
3.1. Revenue recognition
The Group is engaged in the production and distribution of cement, masonry cement, concrete, limestone and aggregates, operates a railway concession to provide transportation services and it is also engaged in the industrial waste recycling business. The goods to be delivered and the services to be provided arise from agreements with commercial substance (in general, they are not written) where the Group may identify the right of each one of the parties and the payment terms .
Sale of goods
3.1.1. Sale of goods
Revenues from sales of goods are recognized when control over goods is transferred to the customer for an amount that reflects the consideration that the Group expects to be entitled to in exchange for such assets. The customer obtains control of the goods when significant risks and rewards of the products sold are transferred in accordance with the specific delivery terms agreed with the customer. Revenues from the sale of goods are measured at fair value of the consideration received or to be collected, net of commercial discounts. No financing components are considered in the transaction since credit terms vary greatly between 20 and 35 days, depending on the specific terms agreed upon by the Group, which is consistent with market practices.
Some agreements with customers offer commercial discounts or volume-based discounts. If revenues cannot be reliably measured, the Group defers revenue recognition until the uncertainty is resolved. However, due to the fact that performance obligations relate mainly to the delivery of the acquired goods, and that both the price and any discount granted are specifically agreed between the parties, there are in practice no uncertainties associated with revenue recognition from sales of goods. Variable consideration is recognized when there is a high likelihood that there will not be a significant reversal in the amount of the accumulated revenues recognized in the agreement and is measured using the expected value or the most likely amount method, whichever allows to make a better prediction of the amount based on the terms and conditions of the agreement.
The products sold by the Group in general are not returned by customers once they have approved their quality, which occurs at the time of reception.
3.1.2. Services rendered
The Group provides transportation services along with the sale of cement, concrete, limestone, and aggregates. Revenues from transportation services are recognized at the time services are provided, which is usually when revenues from the sale of the transported good are recognized as transportation distance and time is very short. Revenue is measured on the basis of the consideration defined in the contract with customers.
Revenues from freight railway services and waste recycling services are recognized at the time such services are rendered.
Goodwill
3.2. Goodwill
The goodwill recorded by the Group due to the acquisition of Recycomb S.A.U. and is measured at cost restated in constant currency at the end of the reporting period, as mentioned in Note 2.2.
In accordance with IFRS 3, Business Combinations, goodwill is initially measured at cost being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the fair value of the net identifiable assets acquired and liabilities assumed.
Goodwill is not amortized, but rather tested for impairment on an annual basis. For impairment testing purposes, goodwill is allocated to each of the Group’s cash-generating units that are expected to benefit from the synergies of the relevant combination. Cash-generating units to which goodwill is allocated are tested for impairment on an annual basis, or more frequently if there are indications that the unit may have been impaired.
An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized reducing first the carrying amount of goodwill allocated to the CGU and then, proportionally, the other CGU’s assets. Impairment losses related to goodwill cannot be reversed in future periods.
Any goodwill impairment loss is recognized directly in profit or loss.
Upon disposal of a cash generating unit to which goodwill has been allocated, such goodwill is included in the determination of the profit or loss on such disposal.
Investments in other companies
3.3. Investments in other companies
These are investments in which the Group has no significant influence. As these investments do not have a quoted market price in an active market and their fair value cannot be reliably measured, these investments are measured at cost restated at the end of the reporting period, less any impairment losses identified at the end of each reporting period.
Leases
3.4. Leases

Group as Lessee:
The accounting model for the recognition and measurement of all leases is as follows:
Right-of-use assets:
The Group recognizes a right of use asset at the beginning of each lease (the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, net of accumulated depreciation and impairment losses, and adjusted to reflect any remeasurement of liabilities and to recognize changes in the currency purchasing power. The cost of the right-of-use assets includes the amount of the recognized lease liabilities, initial direct costs incurred, and lease payments made at or before the lease start date, less any incentives received. Unless the Group is certain that it will acquire the asset at the end of the lease, right-of-use assets are depreciated on a straight-line basis over the shorter of their estimated useful lives and the lease term (calculated based on the term of the relevant agreements, including renewal provisions in the event that they are highly likely to continue). Right-of-use assets are subject to impairment.

The Group applies the short-term lease recognition exception (i.e., those leases that have a lease term of 12 months or less from the inception date and do not contain a purchase option). The Group also applies the recognition exception to leases that are considered to be of low value. Payments under these leases are recognized as expense on a straight-line basis over the lease term.
Lease liabilities:
Lease liabilities are measured at the present value of future lease payments to be made throughout the lease term, for which market rates have been used according to the nature and term of each agreement. Lease payments include fixed payments, less any lease incentives to be received, variable payments depending on an index or rate and amounts expected to be paid under residual value guarantees. Lease payments also include the exercise price of any purchase option of the leased underlying asset, and any penalties for terminating the lease, provided that it is reasonably likely that the Group will exercise such options. Variable payments that do not depend on an index or rate are recognized in profit or loss for the year of occurrence of the condition to which they are subject.
The unwinding of the present value recognized for each lease is accounted by the Group in the comprehensive income of each year.
Group as Lessor:
The income from the operating lease of buildings and equipment is recognized every month during the lease term. Leases in which the Group does not transfer substantially all the risks and rewards inherent in the ownership of the asset are classified as operating leases. The initial direct costs incurred in negotiating an operating lease are in addition to the carrying amount of the leased asset and are recognized throughout the lease term on the same basis as lease income.
Foreign currency and functional currency
3.5. Foreign currency and functional currency
The consolidated financial statements are presented in Argentine Pesos (Argentina’s currency of legal tender), which is also the functional currency (the currency of the primary economic environment where the entity operates) for all the Group companies , and the reporting currency of the consolidated financial statements.

For the purposes of presenting these consolidated financial statements, the assets and liabilities in foreign currency held by the Group are translated to Argentine pesos at the foreign exchange rate prevailing at the end of each fiscal year.
Any exchange gain or loss from monetary items is recognized in the profit or loss for the year, restated at year-end currency, except for those arising from foreign currency borrowings related to financing qualifying assets, such as assets under construction for future productive use, which were included in the cost of such assets for being considered as an adjustment to the cost of interest accrued on such foreign currency denominated borrowings.
Borrowing costs
3.6. Borrowing costs
Borrowing costs, net of the effect of inflation directly attributed to the acquisition, construction or production of qualifying assets, which are assets that take a substantial period of time to get ready for their intended use or sale, are capitalized as part of the cost of the asset until the assets are ready for use or sale.
Income earned on short term investments of specific outstanding borrowings to finance the construction of qualifying assets is deducted from the borrowing costs that may qualify for capitalization.
All the other borrowing costs are recognized in profit or loss during the fiscal year in which they are incurred, net of the effect of inflation on the liabilities that generated them.
Taxes
3.7. Taxation
3.7.1. Income tax
The Group assesses the income tax to be recorded in accordance with the deferred tax method, which considers the effect of temporary differences arising from the different bases for the measurement of assets and liabilities according to accounting and taxing criteria, and of existing tax losses and unused tax credits deductible from future taxable income, computed by considering the tax rate in force.
Law No. 27,260, which was enacted on June 16, 2021, introduced amendments to the corporate tax rate by setting a staggered structure of applicable rates based on the level of accumulated net taxable income for each company, which may be 25%, 30%, or 35% (Note 11); the 7% tax on the distribution of dividends, however, has remained unchanged.
3.7.1.1. Current taxes
Current tax payable is based on the taxable profit for the fiscal year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit and loss and other comprehensive income because of items of income, or expenses that are taxable or deductible in other years and items that will never be taxable or deductible. The Group’s liability for current tax is calculated using the tax rates that have been substantially enacted at the end of the reporting period.
3.7.1.2. Deferred tax
Deferred tax is recognized on the temporary differences between the carrying amount of the assets and liabilities included in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all future taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that the Group is likely to have future tax profit against which it is possible to account for those deductible temporary differences. Such deferred tax assets and liabilities are not recognized when temporary difference arose from goodwill or the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable nor the accounting profit.
The carrying amounts of deferred tax assets are reviewed at the end of each fiscal year and derecognized to the extent it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured using the tax rates that are expected to apply in the fiscal year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the end of the reporting period. Measurement of deferred tax assets and liabilities at the end of the reporting period reflects the tax consequences that would stem from the manner in which the entity expects to recover or settle the carrying amount of its assets and liabilities.
The Group offsets deferred tax assets and deferred tax liabilities only if (a) it has enforceable right to set off current taxes and current liabilities and (b) the deferred tax assets and liabilities relate to income taxes levied by the same tax authority on either the same taxable entity or different taxable entities and the Group intends either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that temporary differences will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are recognized only to the extent it is probable that there will be sufficient taxable profit to use the benefits of temporary differences and they are expected to reverse in the foreseeable future.
3.7.1.3. Current tax charge and deferred taxes profit or loss
Current and deferred taxes are recognized in the statement of profit or loss and other comprehensive income, except when they relate to items that are recognized in other comprehensive income or directly in shareholders’ equity, in which case the current and deferred taxes are also recognized in other comprehensive income or directly in shareholders’ equity, respectively. When the current tax or deferred tax arises from the initial accounting of a business combination, the tax effect is included in the accounting for the business combination.
3.7.2. Personal assets tax – Substitute taxpayer
In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad are subject to personal property tax at the rate of 0.50% over the value of any shares or the American Depositary Shares (ADSs) issued by Argentine entities held as of December 31 of each year.
The tax is applied to the Argentine issuers of such shares, who must pay this tax on behalf of the relevant shareholders and is based on the value of the shares (following the equity method), or the book value of the shares derived from the most recent financial statements as of December 31 of each year. In accordance with the Personal Assests Tax Law, the Group has the right to obtain a reimbursement of the tax paid from the shareholders to whom the above tax is applicable, through the reimbursement procedure deemed appropriate by the Group.
Property, plant and equipment
3.8. Property, plant and equipment
Property, plant and equipment held for use in the production or supply of goods and services, or for administrative purposes, are carried at the cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less accumulated depreciation and impairment loss.

The cost includes the stripping and initial preparation of the open pit quarries, as mentioned in Note 3.18, and the counterpart for the environmental restoration and/or dismantling obligations recognized, as indicated in Note 3.12. It also includes borrowing costs for long-term construction projects if the recognition criteria are met.

When significant parts of plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred.
The lands owned by the Group are not subject to depreciation.
Construction in progress for administrative, production, supply or other purposes are carried at cost restated in constant currency at the end of the reporting period, in accordance with Note 2.2, less any recognized impairment loss.
Depreciation of Property, Plant and Equipment commences when such assets are ready for their intended use.

Property, plant and equipment are depreciated, except for land and assets under construction, over their estimated useful lives using the straight-line method. The estimated useful life, the residual value and the depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis.

Gain or loss from the disposal or write-off of an item of property, plant and equipment is calculated as the difference between net disposal proceeds and the carrying amount of the asset and is recognized in profit or loss at its value restated at the year-end currency.
The Group assesses the recoverability of the value of its property, plant and equipment items whenever any indication of impairment is identified. The assessments are carried out considering the cash-generating units established by the Group.
Intangible assets
3.9. Intangible assets
Intangible assets with finite useful lives that were separately acquired are carried at cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated depreciation and impairment losses.
The estimated useful life and depreciation method are reviewed at the end of each fiscal year, with the effect of any changes in estimates being accounted for on a prospective basis. Intangible assets with indefinite useful lives that were separately acquired are carried at the cost restated in constant currency at the end of the reporting period, as described in Note 2.2, less accumulated impairment losses.
Intangible assets are derecognized when no future economic benefits are expected from their use or disposal. Gains or losses from a derecognized intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in profit or loss when the asset is derecognized.
Impairment of tangible and intangible assets
3.10. Impairment of tangible and intangible assets
At the end of each period, the Group reviews if any indication that tangible and intangible assets might be impaired.
In case of impairment indicators are observed, the Group calculates the recoverable amount per cash-generating unit. The recoverable amount of an asset is the higher of the fair value less cost of disposal and its value in use. In assessing value in use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments as of year-end with respect to the time value of money considering the risks that are specific to the asset. Cash-generating units match the business segments defined in Note 31.
If the recoverable value of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying value of the asset (or cash-generating unit) is reduced to its recoverable value. Impairment losses are immediately recognized in profit or loss.

When a recognized impairment loss is subsequently reversed, the book value of the asset is increased up to the new recoverable amount but the reversal is limited so that the carrying amount of the asset does not exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset or CGU in prior years. Impairment loss reversals are immediately recognized in profit loss. Impairment losses related to goodwill are not reversed in future periods.

Inventories
3.11. Inventories
Inventories are stated at the lower of cost restated in constant currency at the end of the reporting period in accordance with Note 2.2 and net realizable value.
Costs incurred in bringing products to their present condition are accounted for as follows:
•Raw materials and spare parts: at acquisition cost according to the Weighted Average Price method.
•Finished goods and work in progress: at acquisition cost of raw materials and labor, plus a proportion of manufacturing overheads based on normal operating capacity.

The net realizable value of an inventory component is the estimated selling price for that component in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale, calculated as of the end of the reporting period. In assessing recoverable amounts, slow-moving inventories are also considered. The carrying amount of inventories as of the fiscal year-end does not exceed their recoverable value.

Provisions
3.12. Provisions
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
Estimated amounts of the obligation are based on the expected outflows that will be required to settle such obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability.
When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset (a receivable), but only when the reimbursement is virtually certain and the amount of the receivable can be reliably measured.
The Group uses the opinion of its legal advisors to determine if a provision should be recorded as well as to estimate the amounts of the obligations.
Environmental restoration and asset decommissioning obligations:

Under legal provisions and best practices, and the environmental commitments assumed by the Group, land used by the Group for mining and quarrying is subject to environmental restoration, and the fixed assets used in production will be removed at the end of operations.

In this context, provisions are recognized, as long as they are determinable, in order to afford the estimated expenses for environmental recovery and restoration of the mining areas and the retirement of the corresponding productive assets. These provisions are recorded simultaneously with the increase in value in the underlying asset and the relevant depreciation of the assets involved is recognized in profit and loss prospectively.

.The environmental restoration and asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. In estimating the expected cost, the Group takes into account changes in environmental legislation and regulations, if any, that may impact the process and restoration and dismantling costs. Increases or decreases in the obligation other than the unwinding of discount will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Group discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.
In addition, the Group follows the practice of progressively restoring the areas by the removal of quarries using the provisions recognized for that purpose.

Financial instruments
3.13. Financial instruments
A financial instrument arises from any contract that results in the recognition of a financial asset in one entity and a financial liability or equity instrument in another entity.
All financial assets and liabilities are initially measured at fair value. Transaction costs that are attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets or liabilities on the initial cost of recognition. Transactions costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Interest and financial income are recognized to the extent the effective interest rate is accrued.
In general, the Group receives short-term advances from its customers. Pursuant to the practical expedient of IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. The Group does not receive any long-term advances from its customers.
Financial assets
3.14. Financial assets
According to IFRS 9 Financial instruments, the Group classifies its financial assets into two categories because the company has not asset that are designated as fair value through other comprehensive income:
•Financial Assets at amortized cost
A financial asset is measured at amortized cost if both of the following conditions are met: (i) the asset is held within a business model of the Group whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
In addition, for the assets that meet the conditions mentioned above, IFRS 9 contains an option to designate, at initial recognition, a financial asset as measured at fair value if doing so eliminates or significantly reduces an account mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases.
The Group has not recognized financial assets at fair value using this option. At the date of the consolidated financial statements, the Group’s financial assets at amortized cost include certain items of cash and cash equivalents and trade and other receivables.
•Financial assets at fair value through profit or loss
If one of the above two criteria is not met, the financial asset is classified as an asset measured at “fair value through profit or loss”.
At the date of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds classified as current investments.
Recognition and Measurement:
Acquisitions and disposals of financial assets are recognized on the date on which the Group promises to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from such instruments and the risks and benefits related to their ownership have been terminated or assigned.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as expenses in the statement of profit or loss and other comprehensive income. They are subsequently measured at fair value. Changes in fair values and gains or losses on the sale of financial assets at fair value through profit or loss are recognized in “Financial results, net” in the statement of profit or loss and other comprehensive income.
In general, the Group uses the transaction price to determine the fair value of a financial instrument at initial recognition. In all other cases, the Group only records a gain or loss at initial recognition if the fair value of the instrument is evidenced by other comparable and observable market transactions for the same instrument or is based on a valuation technique incorporating only observable market data. Any gains or losses not recognized at initial recognition of a financial asset are subsequently recognized only to the extent that they arise from a change in factors (including time) that market participants would consider in establishing the price.
The results of debt instruments that are measured at amortized cost and are not designated in a hedging relationship are recognized in the profit or loss and other comprehensive income statement using the effective interest rate method. The Group reclassifies between categories all investments in debt instruments only when there is a change in the business model used to manage such assets.
Financial asset impairment
The Group assesses at the end of each period whether there is any objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. The impairment is recorded only if there is objective evidence of impairment as the result of one or more events that occurred after the initial recognition of the asset and that impairment can be reliably estimated.
The Group defined a policy to calculate ECLs for trade receivables and record the related allowance for debtors’ impairment. The provision is initially based on the Group’s historical observed default rates and it is complemented by a case by case analysis to identify special circumstances on individual customers and/or transactions.
Evidence of impairment includes indications that the debtors or a group of debtors are experiencing serious financial difficulties, default or arrears in interest or principal payments, the likelihood that they will be declared bankrupt or file for reorganization proceedings, and when such observable data indicates that there is a decrease in estimated future cash flows.
The amount of the impairment is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the original effective interest rate of the financial asset. The carrying amount of the asset is written down and the amount of the loss is recognized in the profit or loss and other comprehensive income statement. As a practical measure, the Group may measure impairment based on the fair value of an instrument using an observable market price. If, in a subsequent period, the impairment amount decreases and such reduction is related to an event taking place after the original impairment, the reversal of the impairment loss is recognized in the consolidated statement of profit and loss and other comprehensive income.
Offsetting of financial instruments:
Financial assets and liabilities are offset whenever there is a legal right to offset such assets and liabilities and there is an intention to settle them on a net basis, or to realize the asset and settle the liability simultaneously.
Derecognition of a financial asset
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:
•The rights to receive cash flows from the asset have expired, or
•The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset
When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.
When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Ferrocarril Roca Management Trust
3.15. Ferrocarril Roca Management Trust for capital expenditures
The interest in the Trust for the Strengthening of the Interurban Rail System (“FFFSFI”) was carried at cost, considering the value of the contributions made, net of trust expenses, plus net financing profit accrued through the end of the fiscal year. The amounts that may not be recovered or applied against future capital expenditures have been reduced to their recoverable value by recording an impairment allowance at the end of this fiscal year. The entity is not controlled by Ferrosur Roca S.A.
Financial Liabilities and Equity Instruments
3.16. Financial Liabilities and Equity Instruments
i)Classification as debt or equity:
Debt and equity instruments are classified as financial liabilities or as equity in accordance with the substance of the contractual agreement and the definitions of financial liabilities and equity instruments.
ii)Equity instruments:
An equity instrument consists in a contract evidencing a residual ownership interest over an entity’s net assets after deducting all its liabilities. Equity instruments issued by an entity of the Group are recognized at the amount of proceeds received, net of direct issuance costs.
The repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the profit or loss statement stemming from purchases, sales, issuance or cancellation of the Group’s own equity instruments.
Capital Stock Component Accounts
Capital Stock and Share Premium:
It comprises the contributions committed or made by the shareholders represented by outstanding shares at nominal value.
Adjustment to capital:
Capital stock accounts were restated by recognizing the effects of changes in the purchasing power of the currency by applying the procedure described in Note 2.2. The capital stock account was maintained at nominal value and the adjustment derived from such monetary restatement is disclosed in capital adjustment account. Capital adjustment is not available for distribution in cash or in kind; however, it can be capitalized by issuing additional shares. In addition, the adjustment mentioned above may be used to cover losses for the year, according to the order of absorption of accumulated losses, as explained below in “Retained Earnings”.
Merger premium:
This reflects the recognition of premiums originated in mergers between the Parent Company and Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in the years 2002 and 2010, respectively. Merger premium balances were restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2 based on the respective merger dates.
Share-based payment plans:
It refers to the counterpart of the recognition of share-based payment plans received by Group Directors, restated in constant currency at the end of the reporting period following the adjustment procedure described in Note 2.2, based on the dates of issuance of the plans.
Treasury shares trading premium:
This trading premium relates to treasury shares delivered to employees under current share-based payment plans and represents the difference between the purchase value of the shares delivered and the estimated value of the consideration received from the relevant employees.
Legal reserve:
In accordance with the provisions under Law No. 19,550, the Group must appropriate 5% of income for the year, plus adjustments of previous fiscal years, transfers of other comprehensive income to retained earnings and accumulated losses from previous fiscal years, until it reaches a 20% of the sum of the balances of “Capital” and “Adjustment to capital” accounts. The Legal reserve has been restated in constant currency at the end of the reporting period as described in Note 2.2, considering the movements taking place each fiscal year.
Environmental reserve and future dividends reserve:
This corresponds to the reserve created by the Group’s shareholders for future use on environmental matters and dividend distributions, respectively. These two reserves have been restated in constant currency at the end of the reporting period as described in Note 2.2. considering the movements for each fiscal year.
Other comprehensive income:
This includes income and losses recognized directly in equity and that will be transferred from equity to the profit or loss statement or accumulated retained earnings, as defined in IFRS.
Retained earnings:
Retained earnings include the accumulated income or losses with no specific allocation, which, if positive, can be distributed by means of a decision of the Shareholders’ Meeting, provided that they are not subject to any legal restrictions. It includes profit or loss from previous fiscal years that were not distributed, the amounts transferred from other comprehensive income, and adjustments from previous fiscal years by application of new accounting standards. Retained earnings are restated in constant currency at the end of the reporting period by applying the adjustment procedure described in Note 2.2, considering the movements taking place each fiscal year.
Non-controlling interest:
This includes the minority ownership interest not owned by Loma Negra C.I.A.S.A. in the net assets and profit or loss of Ferrosur Roca S.A. (20%).
iii)Financial liabilities:
Financial liabilities are classified as at fair value through profit or loss or other financial liabilities.
Financial liabilities at fair value through profit or loss:
A financial liability at fair value through profit or loss is a financial liability held for trading . Financial liabilities are classified as held for trading if:
a)It has been acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or
b)At the time of initial recognition, the liabilities are part of a portfolio of financial instruments that are managed by the Group and there is evidence of a recent current pattern of short-term profit; or
c)It is a derivative that has not been designated and is not effective as a hedging instrument or financial guarantee.
Financial liabilities at fair value through profit or loss are recorded at fair value, with any gains or losses arising from the remeasurement being recognized in profit or loss. The net gain or loss recognized in profit or loss includes any interest paid on the financial liability and is included in other financial results. Fair value is determined as described in Note 32.
Financial liabilities (other than financial liabilities held for trading) or contingent consideration to be paid by an acquirer as a part of a business combination may be designated as a liability at fair value through profit and loss upon initial recognition if:
•Such designation eliminates or significantly reduces a potential accounting mismatch that would otherwise arise; or
•Financial liabilities are part of a group of financial assets or liabilities or both, which is managed and whose performance is assessed on the basis of fair value, in accordance with the Group’s documented risk management or investment strategy, and information about the Group is provided internally on that basis; or
•They are part of a contract containing one or more embedded derivatives, and IFRS 9 allows the entire combined contract to be carried at fair value through profit and loss.
The Company has no financial liabilities measured at fair value to be presented in the statement of financial position.
Other financial liabilities:
Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of transaction costs.
Subsequent to initial recognition, other financial liabilities are then measured at amortized cost using the effective interest rate method, with interest expense recognized based on actual return.
Financial liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement for more than twelve months after the date of the financial statements.
iv)Financial liabilities in foreign currency:
The fair value of financial liabilities in foreign currency is determined in that foreign currency and translated at the exchange rate at the end of each fiscal year. The foreign currency component is part of its profit or loss at fair value. For financial liabilities classified as at fair value through profit or loss, the foreign currency component is recognized in profit or loss.
For debt instruments denominated in foreign currency classified at amortized cost, gains and losses in foreign currency are determined on the basis of the amortized cost of the liability and recognized in “Exchange rate differences” under the “Financial results net” in the statement of profit or loss and other comprehensive income.
v)Derecognition of financial liabilities:
The Group must derecognize financial liabilities if, and only if, the obligations of the Group expire, are settled or satisfied.
Short- and long-term employee benefits
3.17. Short- and long-term employee benefits
Liabilities are recognized for the benefits accrued in favor of employees with respect to salaries and wages, annual vacations, and leaves of absence due to illness in the period in which the service is rendered in connection with the non-discounted amount of the benefits expected to be paid in exchange for such service.
Liabilities recognized with respect to other long-term employee benefits (severance payment plans resulting from specific plans for employees leaving the Group and receiving a compensation payable in installments) are measured at the present value of estimated future cash outflows expected to be paid by the Group.
On January 24, 2018, the Company’s Board of Directors approved the implementation of an employee incentive program calculated on the basis of ADSs for the purpose of attracting and retaining certain high-ranking employees who satisfied certain eligibility criteria, with the goal of aligning their long-term interests with those of the Company and its shareholders.
Under this program, a liability was recorded to reflect the fair value of the obligations resulting from the incentive plan as they are settled in cash. Such fair value is determined at the beginning and at the end of the fiscal year through the plan settlement date. To calculate the fair value, the Group uses the Black-Scholes valuation method. Changes in the fair value is recorded as an expense during the vesting period and any changes in the fair value are recognized in salaries, wages and social security contributions within the statement of profit or loss and other comprehensive income and the related liability is recognized in non-current Salaries and social security payables within the statement of financial position.
During fiscal year 2021, the Board of Directors, through its meeting held on February 12, 2021, implemented two new employee incentive programs with the same objective. These programs replaced the one approved by the Board of Directors at its meeting of January 24, 2018, notwithstanding the fact that the annual awards that have already been granted as part of the original program will remain in force.
The programs approved in 2021 consist in delivering, to certain employees, shares of the Company’s common stock listed on the Argentine Stock Exchanges and Markets (“BYMA”) and/or on the New York Stock Exchange (“NYSE”) in the form of ADSs, being one of the programs subject to total shareholder return (Total Shareholder Return or “TSR”), and the other to the permanence of the selected employees with the Group. In other words, the effective delivery of the shares will depend on the degree of performance of the return as defined in each of the annual plans that will be issued as part of the program, and on the permanence of the employee with the Group.
On December 19, 2023, December 21, 2022, and December 21, 2021 the Company’s Board of Directors approved the issuance of the new plans within the framework of the programs implemented in 2021.
The cost of the new share-based payment plans to be settled with equity instruments was initially measured at fair value at the date of grant, determined using a valuation model appropriate to the circumstances. The cost of this type of plan, along with the related changes, is recognized as "Salaries, wages, and social security contributions" in the comprehensive income over the period in which the performance and/or service conditions are met, with contra to “Share-based payment plans” in shareholders' equity. The accumulated expense recognized for these plans at each closing date, and up to the vesting date, reflects the extent to which the vesting period has been met and the Group’s best estimate of the number of equity instruments that will ultimately remain as vested benefit for the employees.
Stripping costs and quarry exploitation
3.18. Stripping and quarry exploitation costs

Following the guidelines established by IFRIC 20 Stripping Costs in the Production Phase of a Surface Mine, the costs of stripping and initial preparation of open-pit quarries for subsequent exploitation are capitalized as property, plant and equipment, as part of the Company’s open-pit quarry stripping and development costs, and are subsequently depreciated based on the units extracted, considering to that end the estimation of reserves available for extraction and existing in the stripped area at all times. The Group periodically revalues the estimate of proven reserves in stripped quarries and prospectively adjusts the effects of any difference in the estimate of tons available for extraction. Due to the frequency in which estimates are reviewed, the risk of significant differences in estimates is reduced. Extraction costs incurred later during the production phase are recognized as part of production costs.
In the ordinary course of business, the Company undertakes several exploration and evaluation activities in order to search for mineral ore and determine the technical and commercial feasibility of the resources identified. Exploration and evaluation activities include research and analysis of historical exploration data, the compilation of exploration data through geological studies, exploratory drilling and sampling in several areas, the determination of the volume and qualification of the resources identified, among others.
Mineral rights acquired in connection with the right to explore existing exploration areas are capitalized and amortized during the term of the right. As soon as a legal right has been acquired to explore, exploration and evaluation costs are expensed as incurred to profit or loss, unless the Company’s Management arrives at the conclusion that there is a highest likelihood of obtaining future profits; when this is the case, costs are capitalized. In assessing whether the costs satisfy the criteria to be capitalized several information sources are used, including the nature of the assets, the surface area explored and the results of the samples taken, among others.
All capitalized stripping, exploration and evaluation costs are subject to impairment testing. In the case of determining a potential impairment indicator, the Company carries out an assessment of its recoverability together with the group of related operating assets, which represents the cash-generating unit to which the exploration is attributed.